RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Shenzhen Tengda
Total consideration	¥ 607,461	¥ 144,389
Zhuoyue
Purchase of software from related parties	¥ 12,275